NOTES PAYABLE	12 Months Ended
Dec. 31, 2012
NOTES PAYABLE

15. NOTES PAYABLE

As of December 31, 2012, notes payable were non-interest bearing and were secured by RMB56,625,000 (US$9,088,939) of the Group’s restricted cash. The Group did not pay any commission to the banks to obtain the notes payable facilities. As of December 31, 2012, these notes are due for payment over the next 12 months.